NOTES RECEIVABLE (Details Narrative)						9 Months Ended	12 Months Ended
		Oct. 21, 2022 USD ($)	Oct. 21, 2022 CAD ($)	Nov. 17, 2021	Sep. 09, 2021	Sep. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Upon execution [member]
IfrsStatementLineItems [Line Items]
Payment from notes receivable						$ 550,000
Note 2 [member]
IfrsStatementLineItems [Line Items]
Interest Rate					5.00%	5.00% [1]
Maturity Date	[1]					Sep. 22, 2024
Note 3 [member]
IfrsStatementLineItems [Line Items]
Interest Rate				8.00%		8.00%
Maturity Date				Apr. 26, 2022		Apr. 26, 2022
Loans written down
Nonadjusting Events Related Party Payment [member]
IfrsStatementLineItems [Line Items]
Payment from notes receivable		$ 25,000	$ 34,267

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.